UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
Asset-Backed Issuer
Distribution Report Pursuant to Section 13 or 15(d) of
The Securities Exchange Act of 1934
For the monthly distribution period from September 1, 2010 to September 30, 2010
Commission File Number of issuing entity in respect of the notes: 333-141703-02
Commission File Number of issuing entity in respect of the Series 2007-CC Collateral Certificate:	000-23108
Commission File Number of sponsor and depositor: 033-54804

Discover Card Execution Note Trust

(Exact name of issuing entity in respect of the notes as specified in its charter)

Discover Card Master Trust I

(Exact name of issuing entity in respect of the Series 2007-CC Collateral Certificate as specified in its charter)

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware	51-0020270
(State of organization of the issuing entity	(IRS Employer Indentification No. of the
in respect of the notes)	sponsor and depositor)

Rodney Square North
1100 North Market Street
Wilmington, Delaware	19890-0001
(Address of principal executive offices of	(Zip Code)
the issuing entity in respect to the notes)

(302) 636-6189
(Telephone Number, including area code)

Registered/reporting pursuant to (check one)
	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
Title of Class				(If Section 12(b))
DiscoverSeries Class A			[x]
Notes
DiscoverSeries Class B			[x]
Notes
DiscoverSeries Class C			[x]
Notes

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

The information required by Item 1121 of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

Delay of Commencement of Accumulation Period:

On September 15, 2010, the commencement of the Accumulation Periods or Liquidation Periods for certain tranches of DiscoverSeries Notes was delayed, pursuant to the terms of the Amended and Restated Indenture Supplement, dated as of June 4, 2010, as amended, by and between Discover Card Execution Note Trust (the "Note Issuance Trust") as Issuer and U.S. Bank National Association (the "Indenture Trustee") as Indenture Trustee, and the applicable terms documents thereto.

Class A(2008-3) DiscoverSeries Notes. The commencement of the Accumulation Period for the Class A(2008-3) DiscoverSeries Notes, which was scheduled to commence on November 1, 2010 (the first day of the Due Period related to the December 2010 Distribution Date), was delayed until March 1, 2011 (the first day of the Due Period related to the April 2011 Distribution Date).

Class B(2009-1), and Class C(2009-1) DiscoverSeries Notes. The commencement of the Accumulation Period for each of the Class B(2009-1) and Class C(2009-1) DiscoverSeries Notes, which was scheduled to commence on November 1, 2010 (the first day of the Due Period related to the December 2010 Distribution Date), was delayed until May 1, 2011 (the first day of the Due Period related to the June 2011 Distribution Date).

Class B(2009-2), and Class C(2009-2) DiscoverSeries Notes. The commencement of the Accumulation Period for each of the Class B(2009-2) and Class C(2009-2) DiscoverSeries Notes, which was scheduled to commence on December 1, 2010 (the first day of the Due Period related to the January 2011 Distribution Date), was delayed until May 1, 2011 (the first day of the Due Period related to the June 2011 Distribution Date).

PART II OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds

Class A(2010-2) Notes

On September 20, 2010, $600,000,000 principal amount of DiscoverSeries Class A(2010-2) Notes (the “Class A(2010-2) Notes”) were issued pursuant to the Indenture (the “Indenture”) , dated as of July 26, 2007, as amended by the First Amendment to Indenture, dated as of June 4, 2010 as supplemented by the Amended and Restated Indenture Supplement for the DiscoverSeries Notes (the “Indenture Supplement”), dated as of June 4, 2010, and the Class A(2010-2) Terms Document, dated as of September 20, 2010, as the same may be further amended, supplemented, restated, amended and restated, replaced or otherwise modified from time to time, between the Note Issuance Trust as Issuer, and the Indenture Trustee. The issuance was underwritten by Deutsche Bank Securities Inc. and J.P. Morgan Securities LLC, as lead underwriters, and by Barclays Capital Inc., Citigroup Global Markets Inc., RBC Capital Markets Corporation, RBS Securities Inc. and SG Americas Securities, LLC, as co-underwriters, pursuant to the Underwriting Agreement (the “Underwriting Agreement”), and related Terms Agreement, in each case dated September 13, 2010, among the Note Issuance Trust, Discover Bank, Deutsche Bank Securities Inc. and J.P. Morgan Securities LLC. Information regarding the Class A(2010-2) Notes and the sale thereof has been previously disclosed in the prospectus dated September 13, 2010, and the prospectus supplement thereto dated September 13, 2010 (collectively, the “Class A(2010-2) Prospectus”), each previously filed by us with the Securities and Exchange Commission on September 14, 2010 (file numbers 333-141703, 333-141703-01 and 333-141703-02).

The Note Issuance Trust paid the proceeds from the sale of the Class A(2010-2) Notes to Discover Bank in exchange for a $600,000,000 increase in the investor interest in receivables represented by the collateral certificate. Discover Bank added these proceeds to its general funds.

Class A(2010-B) Notes

On September 23, 2010, Discover Bank, pursuant to Section 2.09 of the Class A(2010-B) Terms Document, dated as of May 20, 2010, by and between Note Issuance Trust, as Issuer, and the Indenture Trustee, increased the Outstanding Dollar Principal Amount of the Class A(2010-B) Notes. The increase in the Outstanding Dollar Principal Amount of the Class A(2010-B) Notes was in the amount of $100,000,000, resulting in an Outstanding Dollar Principal Amount of the Class A(2010-B) Notes of $100,000,000. The Class A(2010-B) Notes were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended (the "Act"). The Class A(2010-B) Notes were sold at par value for cash, with no applicable underwriting discounts or commissions. In connection with this increase, the investor interest in receivables represented by the collateral certificate issued by the Discover Card Master Trust I (the "Master Trust") that secures the DiscoverSeries Notes was increased by $100,000,000. The Note Issuance Trust paid the net proceeds from the issuance to Discover Bank in exchange for the increase in the investor interest in receivables represented by the collateral certificate.

Class A(2010-C) Notes

On September 23, 2010, Discover Bank, pursuant to Section 2.09 of the Class A(2010-C) Terms Document, dated as of May 27, 2010, by and between Note Issuance Trust, as Issuer, and the Indenture Trustee, increased the Outstanding Dollar Principal Amount of the Class A(2010-C) Notes. The increase in the Outstanding Dollar Principal Amount of the Class A(2010-C) Notes was in the amount of $100,000,000, resulting in an Outstanding Dollar Principal Amount of the Class A(2010-C) Notes of $100,000,000. The Class A(2010-C) Notes were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Act. The Class A(2010-C) Notes were sold at par value for cash, with no applicable underwriting discounts or commissions. In connection with this increase, the investor interest in receivables represented by the collateral certificate issued by the Master Trust that secures the DiscoverSeries Notes was increased by $100,000,000. The Note Issuance Trust paid the net proceeds from the issuance to Discover Bank in exchange for the increase in the investor interest in receivables represented by the collateral certificate.

The Note Issuance Trust owns the Series 2007-CC Collateral Certificate issued by the Master Trust pursuant to the Second Amended and Restated Pooling and Servicing Agreement (the "Pooling and Servicing Agreement"), dated as of June 4, 2010, between Discover Bank and U.S. Bank National Association as Trustee, and the Series 2007-CC Supplement, as amended (the "Series 2007-CC Supplement"), dated as of July 26, 2007, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee of the Master Trust. The Note Issuance Trust issues DiscoverSeries notes secured by the collateral certificate and its other assets. Allocations of cash flows from the asset pool and any expenses or losses by the Master Trust to the holders of trust certificates issued by the Master Trust, including the collateral certificate, are described in the Class A(2010-2) Prospectus. Allocations of cash flows from the asset pool and any expenses or losses by the Indenture Trustee to the holders of the notes are also described in the Class A(2010-2) Prospectus.

In general, the subordinated notes of the DiscoverSeries serve as credit enhancement for all of the senior notes of the DiscoverSeries, regardless of whether the subordinated notes are issued before, at the same time as or after the senior notes of the DiscoverSeries. The Class A(2010-2) Notes, Class A(2010-B) Notes, and Class A(2010-C) Notes receive credit enhancement through the subordination of interest and principal payments on Class B notes, Class C notes and Class D notes and through loss protection provided by such notes. The amount of subordination available to provide credit enhancement to any tranche of notes is limited by its available subordinated amount of each class of notes that is subordinated to it. Each senior tranche of notes has access to credit enhancement from those subordinated notes only in an amount not exceeding its required subordinated amount minus the amount of usage of that required subordinated amount. When we refer to “usage of the required subordinated amount,” we refer to the amount by which the nominal liquidation amount of subordinated notes providing credit enhancement to that tranche of senior notes has declined as a result of losses relating to charged-off receivables and the application of subordinated notes’ principal allocation to pay interest on senior classes and servicing fees. Relative priority among notes and the rights to the underlying pool assets are more fully described in the Class A(2010-2) Prospectus.

Increase in Principal Amount of Class D(2009-1) Notes

On September 20, 2010 and September 23, 2010, Discover Bank, pursuant to Section 2.03 of the Note Purchase Agreement (the “Note Purchase Agreement”), dated as of July 2, 2009, among Note Issuance Trust, as Issuer, Discover Bank, as Depositor, and the purchasers named therein and Section 2.06 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, as the same may be further amended, supplemented, restated, amended and restated, replaced or otherwise modified from time to time, by and between the Note Issuance Trust, as Issuer, and the Indenture Trustee, increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes on September 20, 2010 was in the amount of $70,391,062, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $1,218,938,548. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes on September 23, 2010 was in the amount of $23,463,687, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $1,242,402,235. The Class D(2009-1) Notes were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Act. The Class D(2009-1) Notes were sold at par value for cash, with no applicable underwriting discounts or commissions. In connection with this increase, the investor interest in receivables represented by the collateral certificate issued by the Master Trust that secures the DiscoverSeries Notes was increased by $70,391,062 on September 20, 2010 and $23,463,687 on September 23, 2010. The Note Issuance Trust paid the net proceeds from this issuances to Discover Bank in exchange for increases in the investor interest in receivables represented by the collateral certificate.

Increase in Series Investor Interest of Series 2009-SD Certificates

On September 20, 2010, Discover Bank increased the Series Investor Interest of the Series 2009-SD Certificates by $13,407,821, resulting in a Series Investor Interest of the Series 2009-SD Certificates of $393,457,525. On September 23, 2010, Discover Bank increased the Series Investor Interest of the Series 2009-SD Certificates by $4,469,274, resulting in a Series Investor Interest of the Series 2009-SD Certificates of $397,926,799. The increases were automatically made pursuant to Section 2.03 of the Certificate Purchase Agreement (the “Certificate Purchase Agreement”), dated as of September 23, 2009, among Discover Bank, as Master Servicer, Servicer, and Seller, and the purchasers named therein and Section 31 of the Series Supplement (the "Series 2009-SD Supplement"), dated as of September 23, 2009, as the same may be amended, supplemented, restated, amended and restated, replaced or otherwise modified from time to time, by and between Discover Bank, as Master Servicer, Servicer, and Seller, and U.S. Bank National Association, as Trustee. The Series 2009-SD Certificates were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Act. The Certificates were sold at par value for cash, with no applicable underwriting discounts or commissions.

The Master Trust allocates collections and interchange among the series, including Series 2009-SD, based on each series' investor interest in receivables. The Master Trust also allocates receivables that Discover Bank has charged-off as uncollectible to each series based on the investor interest in the receivables. Each series supplement to the Pooling and Servicing Agreement, including the Series 2009-SD Supplement, will specify the percentage of collections, interchange, if applicable, and charged-off receivables that are allocated to the series at each point in time. These percentages vary based on a number of factors, including whether the Master Trust or the Note Issuance Trust, as applicable, has started to pay principal to investors of any series or an amortization event, early redemption event or event of default has occurred and is continuing. These percentages may, under certain circumstances, differ for finance charge collections, principal collections, interchange and charged-off amounts. When Discover Bank charges off a receivable as uncollectible, it reduces the amount of principal receivables in the Master Trust, and allocates a portion of the amount charged-off against the investor interest in receivables represented by each certificate, including an allocation to the Series 2009-SD Certificates based on the class percentage of charged-off receivables for Series 2009-SD. However, unlike other series issued by the Master Trust, the investor interest in receivables for the Series 2009-SD Certificates will not decline as a result of unreimbursed charge-offs or the use of pricipal collections to pay interest or servicing fees or to reimburse charge-offs for other series of Master Trust certificates and the DiscoverSeries notes. The Master Trust generally uses finance charge collections (including recoveries on charged-off accounts), interchange, investment income and subordinate series collections, if applicable, to pay interest, servicing fees and to reimburse certificateholders and Note Issuance Trust noteholders, as applicable, for charged-off receivables allocated to them. The Master Trust generally uses principal collections to either pay principal to investors or to pay Discover Bank in exchange for new receivables that cardmembers have generated on the accounts that are part of the Master Trust.

In general, the Master Trust will use each series’ or subseries’ share of collections, other income and subordinate series collections, if applicable, to make required payments to investors, to pay its servicing fees and to reimburse its share of charged-off amounts. Series 2009-SD (a subordinate series) will use its share of collections to pay its servicing fees and to reimburse its share of charged-off amounts. It will then make its remaining collections, including principal collections, available to all Master Trust series or subseries (including Series 2007-CC) on an as-needed basis pursuant to the Series 2009-SD Supplement. Principal collections for Series 2009-SD that are not reallocated will be retained by Series 2009-SD and applied to principal payments or reinvestments in new receivables, as applicable, in accordance with the cash flows for Series 2009-SD. If Series 2009-SD does not have enough collections and other income in any month, the Master Trust may use excess collections and other income available from other series or subseries to make payments for Series 2009-SD.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance. Discover Bank, in its capacity as “Seller” under the Pooling and Servicing Agreement, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Master Trust or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Master Trust if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

Item 9. Exhibits.

Exhibit No.

Description

99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

Date: October 15, 2010

/S/ Michael F. Rickert

Michael F. Rickert
Vice President, Chief Financial Officer and Treasurer

Exhibit Index

Exhibit No.	Description
99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.